PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Summary of property and equipment, net

	September 30, 2021	December 31, 2020
Leasehold improvements	$8,169,715	$8,147,638
Warehouse equipment	2,316,665	2,192,471
Computers and small tools	1,262,399	1,061,177
Furniture and fixtures	85,480	95,064
Software development	13,938,207	13,608,520
Work in progress	188,221	359,992
	25,960,687	25,464,862
Less: Accumulated depreciation and amortization	(18,611,926)	(15,053,466)
Property and equipment, net	$7,348,761	$10,411,396

	2020	2019
Leasehold improvements	$8,147,638	$2,733,425
Warehouse equipment	2,192,471	2,050,032
Computers and small tools	1,061,177	989,989
Furniture and fixtures	95,064	95,064
Capital lease asset	—	8,979,516
Software development	13,608,520	12,567,836
Work in progress	359,992	834,420
	$25,464,862	$28,250,282
Less: Accumulated depreciation and amortization	(15,053,466)	(14,597,512)
Property and equipment, net	$10,411,396	$13,652,770